Financial instruments - valuation - hierarchy of assets (Details) - Recurring - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Level 1
Fair value of assets
Assets	£ 62,135	£ 56,805
Level 1 | Securities
Fair value of assets
Assets	22,003	19,648
Level 1 | Derivatives
Fair value of assets
Assets		10
Level 1 | Securities
Fair value of assets
Assets	40,132	37,147
Level 2
Fair value of assets
Assets	190,748	230,899
Level 2 | Loans
Fair value of assets
Assets	44,983	58,331
Level 2 | Securities
Fair value of assets
Assets	7,312	7,009
Level 2 | Derivatives
Fair value of assets
Assets	131,513	159,109
Level 2 | Loans
Fair value of assets
Assets	768
Level 2 | Securities
Fair value of assets
Assets	6,172	6,450
Level 3
Fair value of assets
Assets	3,300	3,288
Level 3 | Loans
Fair value of assets
Assets	120	150
Level 3 | Securities
Fair value of assets
Assets	701	853
Level 3 | Derivatives
Fair value of assets
Assets	1,836	1,724
Level 3 | Loans
Fair value of assets
Assets	136	56
Level 3 | Securities
Fair value of assets
Assets	£ 507	£ 505